Long-Term Debt - Additional Information - Senior unsecured notes (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2015	Jan. 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Premium on bond repurchases				$ (7,699)	$ (1,759)
Senior Notes (8.5%) due January 15, 2020 [Member]
Debt Instrument [Line Items]
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding	8.50%		8.50%
Debt instrument, principal amount	$ 200,000		$ 450,000
Percentage over par at which notes sold	99.01%	99.181%
Effective interest rate			8.67%
Capitalized cost included in long term debt			$ 13,300
Unamortized balance of the capitalized issuance cost			$ 7,400
Debt instrument, redemption price as percentage of principal amount			100.00%
Discount rate for redemption feature			0.50%
Repurchased principal amount			$ 57,300
Premium on bond repurchases			$ 7,700